Schedule of Debt and Capital Lease Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 10.875% Senior Notes	Mar. 20, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 7.75% Senior Unsecured Notes	Dec. 31, 2011 7.75% Senior Unsecured Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility Four Hundred Fifty Three Point Nine Million Term Loan Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Three Hundred Eighty Seven Point Five Million Term Loan Facility	Jan. 31, 2010 Amended Senior Secured Credit Facility 10.875% Senior Notes	Dec. 31, 2011 Original Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2011 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2010 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans
Debt Instrument [Line Items]
Stated percentage rate	8.75%	8.75%	8.75%	10.875%		10.875%	10.875%	10.875%	10.875%	7.75%	7.75%	9.75%	9.75%	9.75%					10.875%
Senior Notes, unamortized original issue premium				$ 2.5		$ 3.3	$ 4.2
Revolving credit facility, face amount net			230.0		230.0			100.0	575.0						300.0	300.0	452.7	386.5	100.0	100.0
Term loan facility, unamortized original issue discount																	$ 7.7	$ 1.6			$ 4.4	$ 6.0	$ 12.6